Short-Term and Long-Term Borrowings	12 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
SHORT-TERM AND LONG-TERM BORROWINGS

NOTE 11 – SHORT-TERM AND LONG-TERM BORROWINGS

Short-term borrowings consisted of the following at September 30, 2022:

Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		7,000,000	$984,044	11/12/2021	11/11/2022	4.35%
Agricultural Bank		9,990,000	1,404,372	11/23/2021	11/22/2022	4.35%
Agricultural Bank		9,500,000	1,335,489	12/1/2021	11/25/2022	4.35%
Agricultural Bank		5,700,000	801,293	12/23/2021	12/22/2022	4.30%
Agricultural Bank		9,990,000	1,404,372	12/29/2021	12/10/2022	4.35%
Agricultural Bank		5,000,000	702,889	1/6/2022	1/4/2023	4.35%
Agricultural Bank		8,400,000	1,180,853	3/7/2022	3/2/2023	4.35%
Agricultural Bank		9,990,000	1,404,372	8/5/2022	8/3/2023	4.30%
Hua Xia Bank		500,000	70,289	1/28/2022	1/15/2023	4.65%
Hua Xia Bank		9,000,000	1,265,200	4/26/2022	4/15/2023	4.65%
Hua Xia Bank		9,500,000	1,335,489	5/24/2022	5/11/2023	4.65%
Total	RMB	84,570,000	$11,888,662

Long-term borrowings consisted of the following at September 30, 2022:

Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		9,900,000	$1,391,720	3/17/2022	3/16/2025	4.35%
Agricultural Bank		9,950,000	1,398,749	3/18/2022	3/5/2025	4.35%
Agricultural Bank		9,850,000	1,384,691	3/18/2022	2/25/2025	4.35%
Agricultural Bank		9,900,000	1,391,720	3/18/2022	2/15/2025	4.35%
Agricultural Bank		6,600,000	927,813	3/31/2022	3/25/2025	4.35%
Agricultural Bank		9,980,000	1,402,966	4/19/2022	4/17/2025	4.35%
Agricultural Bank		9,980,000	1,402,966	4/28/2022	4/25/2025	4.35%
Total	RMB	66,160,000	$9,300,625

Short-term borrowings consisted of the following at September 30, 2021:

Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
CITIC Bank		4,500,000	698,388	10/10/2020	10/9/2021	5.00%
CITIC Bank		6,500,000	1,008,783	10/15/2020	10/14/2021	5.00%
CITIC Bank		4,000,000	620,790	10/15/2020	10/26/2021	5.00%
Agricultural Bank of China		9,990,000	1,550,424	10/28/2020	10/27/2021	4.75%
Agricultural Bank of China		5,000,000	775,988	11/4/2020	11/3/2021	4.75%
Agricultural Bank of China		7,000,000	1,086,382	11/18/2020	11/17/2021	4.75%
Agricultural Bank of China		9,990,000	1,550,424	11/30/2020	11/29/2021	4.75%
Agricultural Bank of China		9,500,000	1,474,376	12/21/2020	12/3/2021	4.75%
Bank of China		7,540,000	1,170,190	12/31/2020	12/27/2021
Agricultural Bank of China		5,700,000	884,626	1/7/2021	1/6/2022	4.75%
Agricultural Bank of China		9,990,000	1,550,424	1/15/2021	1/14/2022	4.75%
Bank of China		7,730,000	1,199,677	1/11/2021	1/5/2022
Agricultural Bank of China		4,000,000	620,790	2/3/2021	2/1/2022	5.15%
Agricultural Bank of China		4,990,000	774,436	3/4/2021	3/2/2022	5.15%
Agricultural Bank of China		9,990,000	1,550,424	3/12/2021	3/10/2022	4.75%
Agricultural Bank of China		5,000,000	775,988	3/17/2021	1/15/2022	4.75%
Agricultural Bank of China		3,410,000	529,224	3/17/2021	3/14/2022	4.75%
Zheshang Bank		11,400,000	1,769,252	4/15/2021	4/13/2022
Zheshang Bank		7,000,000	1,086,383	5/10/2021	11/10/2021	5.20%
Zheshang Bank		5,000,000	775,988	5/18/2021	11/18/2021	5.20%
Zheshang Bank		5,500,000	853,587	5/20/2021	11/20/2021	5.20%
Agricultural Bank of China		5,000,000	775,988	5/27/2021	11/27/2021	5.20%
Agricultural Bank of China		4,500,000	698,389	6/9/2021	6/2/2022	4.75%
Agricultural Bank of China		9,990,000	1,550,424	6/18/2021	6/17/2022	4.75%
Agricultural Bank of China		4,600,000	713,909	7/22/2021	7/19/2022	4.75%
Agricultural Bank of China		9,900,000	1,536,456	7/28/2021	7/27/2022	4.75%
Agricultural Bank of China		510,000	79,151	7/28/2021	7/21/2022	4.75%
Zheshang Bank		9,900,000	1,536,456	9/15/2021	9/14/2022	4.60%
Agricultural Bank of China		7,500,000	1,163,982	9/7/2021	3/7/2022	5.20%
Agricultural Bank of China		9,980,000	1,548,872	9/23/2021	9/22/2022	4.60%
Agricultural Bank of China		9,980,000	1,548,872	9/30/2021	9/27/2022	4.60%
Total	RMB	215,519,000	$33,459,043

The Company’s short-term bank borrowings are pledged by its assets as listed below, and guaranteed by the Company’s major shareholders: Di Wang, Jueqin Wang, their immediate family members, third-party individuals, and third-party companies:

	As of September 30,
	2022	2021
Buildings, net	$-	$2,995,522
Land use right	617,430	-
Total	617,430	$2,995,522

For the years ended September 30, 2022, 2021 and 2020, interest expense on all short-term borrowings, long-term borowings and notes payable amounted to $1,151,567, $1,550,082 and $2,162,589, respectively.